Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts payable	$ 1,767	$ 2,985
Accrued compensation and benefits	679	224
Other accrued expenses	5
Total accounts payable and accrued liabilities	$ 2,451	$ 3,209